Operating Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 01, 2022	Dec. 26, 2020	Dec. 28, 2019
Operating Leased Assets [Line Items]
Deferred rent	$ 122	$ 211	$ 347
Rent expense	6,771	$ 5,533	$ 5,154
Surprise, AZ
Operating Leased Assets [Line Items]
Monthly rate	42
Temple, GA
Operating Leased Assets [Line Items]
Monthly rate	74
Houston, TX
Operating Leased Assets [Line Items]
Monthly rate	72
Anaheim, CA
Operating Leased Assets [Line Items]
Monthly rate	21
Butler, IN
Operating Leased Assets [Line Items]
Monthly rate	12
Orlando, FL
Operating Leased Assets [Line Items]
Monthly rate	17
Temple, GA 2
Operating Leased Assets [Line Items]
Monthly rate	41
Houston, TX 2
Operating Leased Assets [Line Items]
Monthly rate	10
Sumner, WA
Operating Leased Assets [Line Items]
Monthly rate	24
Douglasville, GA
Operating Leased Assets [Line Items]
Monthly rate	24
Douglasville, GA 2
Operating Leased Assets [Line Items]
Monthly rate	29
Cartersville, GA
Operating Leased Assets [Line Items]
Monthly rate	67
Fayetteville, GA
Operating Leased Assets [Line Items]
Monthly rate	9
Houston, TX 3
Operating Leased Assets [Line Items]
Monthly rate	8
Peterlee, UK
Operating Leased Assets [Line Items]
Monthly rate	22
Twickenham, UK
Operating Leased Assets [Line Items]
Monthly rate	17
Cheshire, UK
Operating Leased Assets [Line Items]
Monthly rate	3
Hendra, Queensland
Operating Leased Assets [Line Items]
Monthly rate	25
Singapore
Operating Leased Assets [Line Items]
Monthly rate	15
Lehi, UT
Operating Leased Assets [Line Items]
Monthly rate	16
Statesville, NC
Operating Leased Assets [Line Items]
Monthly rate	34
Charlotte, NC
Operating Leased Assets [Line Items]
Monthly rate	7
Chandler, AZ
Operating Leased Assets [Line Items]
Monthly rate	15
Houston, TX 4
Operating Leased Assets [Line Items]
Monthly rate	30
Salisbury, NC
Operating Leased Assets [Line Items]
Monthly rate	20
Las Vegas, NV
Operating Leased Assets [Line Items]
Monthly rate	2
Cary, NC
Operating Leased Assets [Line Items]
Monthly rate	1
Greer, SC
Operating Leased Assets [Line Items]
Monthly rate	$ 1